Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	457
Research and development	657,657	734,014
General and administrative	1,489,151	1,274,203
Total operating expenses	2,147,265	2,008,217
Loss from operations	(2,147,265)	(2,008,217)
Other expense:
Impairment of assets		536,047
Interest expense	438	30,867
Interest expense - debt discount	646,302	368,205
Interest expense - original issuance costs	135,812	61,283
Total other expense	782,552	996,402
Loss before income taxes	(2,929,817)	(3,004,619)
Income taxes
Net loss	$ (2,929,817)	$ (3,004,619)
Net loss per share, basic and diluted	$ (0.08)	$ (0.08)
Weighted average number of shares outstanding
Basic and diluted	37,396,591	36,396,594